PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment [abstract]
Right-of-use assets upon adoption of IFRS 16 (Note 14)	$ 0		$ 2,023
Cost of acquired right-of-use assets	97		153
Cost of other acquired assets (excluding right-of-use assets)	354	$ 333	746	$ 647
Net book value of assets disposed	$ 10	$ 20	$ 29	$ 44